Prepayments To Suppliers, Net - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Provisions for doubtful recovery of prepayments to suppliers, net of reversal	$ 3,185	$ 8,435	$ 66,225